Segment reporting	6 Months Ended
Mar. 31, 2022
Segment reporting
Segment reporting

Note 20 – Segment reporting

ASC 280, Segment Reporting, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments, and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s chief operating decision maker makes operating decisions and assesses performance solely based on activated carbon sales orders received. In addition, the production of activated carbon and the biomass electricity are one integrated process and inseparable. Therefore, the Company has determined that it has only one operating segment and therefore one reportable segment as defined by ASC.

The following table presents revenue by major product categories for the six months ended March 31, 2022 and 2021, respectively:

	For the six months ended March 31,
	2022	2021
Activated carbon	$13,515,814	$7,601,931
Biomass electricity	68,242	56,353
Technical service	66,647	64,783
Total	$13,650,703	$7,723,067

All of the Company’s long-lived assets are located in the PRC. All of the Company’s products are sold in the PRC.